Neiman Large Cap Value Fund
		Schedule of Investments
		June 30, 2020 (Unaudited)
Shares					Fair Value	% of Net Assets

COMMON STOCKS

Cable & Other Pay Television Services
8,100	The Walt Disney Company +				$ 903,231	2.49%

Computer Communications Equipment
20,400	Cisco Systems, Inc. +				951,456	2.62%

Electromedical & Electrotherapeutic Apparatus
5,900	Medtronic, plc. (Ireland) +				541,030	1.49%

Electronic Computers
2,700	Apple Inc. +				984,960	2.71%

Electric Services
14,600	Southern Co. +				757,010	2.09%

Fire, Marine & Casualty Insurance
5,800	The Allstate Corporation +				562,542
7,600	The Progressive Corporation +				608,836
					1,171,378	3.23%

Gas & Other Services Combined
7,900	Sempra Energy +				926,117	2.55%

Hospitals & Medical Service Plans
2,300	Anthem, Inc. +				604,854
3,800	UnitedHealth Group, Inc. +				1,120,810
					1,725,664	4.76%

Industrial Inorganic Chemicals
2,700	Air Products and Chemicals, Inc. +				651,942	1.80%

Misc Industrial & Commercial Machinery & Equipment
7,500	Eaton Corporation plc (Ireland) +				656,100	1.81%

National Commercial Banks
5,800	The PNC Financial Services Group, Inc. +				610,218
17,327	Truist Financial Corporation				650,629
					1,260,847	3.47%

Petroleum Refining
17,700	Exxon Mobil Corporation +				791,544
9,600	Phillips 66 +				690,240
13,200	Valero Energy Corporation +				776,424
					2,258,208	6.22%

Pharmaceutical Preparations
7,200	Johnson & Johnson +				1,012,536
7,000	Merck & Co. Inc. +				541,310
					1,553,846	4.28%

Railroads, Line-Haul Operating
4,000	Union Pacific Corporation +				676,280	1.86%

Retail - Variety Stores
4,500	Costco Wholesale Corp. +				1,364,445
5,400	Target Corporation +				647,622
					2,012,067	5.55%

Rubber & Plastic Footwear
10,000	Nike Inc. Class B +				980,500	2.70%

Search, Detection, Navigation, Guidance, Aeronautical Systems
13,570	Raytheon Company +				836,183	2.30%

Security & Commodity Brokers, Dealers, Exchanges & Services
2,900	CME Group Inc. +				471,366
6,600	Intercontinental Exchange, Inc. +				604,560
					1,075,926	2.97%

Security Brokers, Dealers & Flotation Companies
1,300	BlackRock, Inc. +				707,317
16,900	The Charles Schwab Corporation +				570,206
					1,277,523	3.52%

Semiconductors & Related Devices
5,700	Analog Devices, Inc. +				699,048
11,400	Applied Materials, Inc. +				689,130
14,300	Intel Corporation +				855,569
5,300	Texas Instruments Incorporated +				672,941
					2,916,688	8.05%

Services - Business Services, NEC
3,300	Accenture plc Class A (Ireland) +				708,576	1.95%

Services - Computer Processing & Data Preperation
4,200	Automatic Data Processing, Inc. +				625,338	1.72%

Services - Prepackaged Software
3,300	Microsoft Corporation				671,583	1.85%

Ship & Boat Building & Repairing
4,300	General Dynamics Corporation +				642,678	1.77%

Soap, Detergent, Cleaning Preparations, Perfumes, Cosmetics
7,300	Procter & Gamble Co. +				872,861	2.41%

Special Industry Machinery, NEC
2,200	Lam Research Corporation +				711,612	1.96%

Telephone Communications (No Radiotelephone)
27,800	AT&T Inc. +				840,394	2.32%

Tobacco Products
16,600	Altria Group Inc. +				651,550
10,700	Philip Morris International, Inc. +				749,642
					1,401,192	3.86%

Total for Common Stocks (Cost - $25,967,495)					30,591,190	84.31%

Real Estate Investment Trusts
6,600	Prologis, Inc. +				615,978
2,900	Public Storage +				556,481
Total for Real Estate Investment Trusts (Cost - $1,161,129)					1,172,459	3.23%

MONEY MARKET FUNDS
4,551,611	Fidelity® Investments Money Market - Government Portfolio -
	Class I 0.06% **				4,551,611	12.54%
(Cost - $4,551,611)

	Total Investments				36,315,260	100.08%
	(Cost - $31,680,235)

	Liabilities in Excess of Other Assets				(30,519)	-0.08%

	Net Assets				$ 36,284,742	100.00%

Neiman Large Cap Value Fund
	Schedule of Call Options Written
		June 30, 2020
Underlying Security		Call Option			Notional	Fair Value
Expiration Date/Exercise Price		Contracts			Amount

Accenture plc Class A (Ireland)
July 17, 2020 Calls @ 215.00		7			$ 150,304	$ 3,374
August 21, 2020 Calls @ 230.00		3			64,416	765
					214,720	4,139

Air Products and Chemicals, Inc.
July 17, 2020 Calls @ 260.00 **		5			120,730	600
September 18, 2020 Calls @ 270.00		3			72,438	954
					193,168	1,554
Altria Group Inc.
August 21, 2020 Calls @ 45.00		30			117,750	990

Analog Devices, Inc.
July 17, 2020 Calls @ 125.00		11			134,904	2,695
September 18, 2020 Calls @ 140.00		6			73,584	1,110
					208,488	3,805
Anthem, Inc.
July 17, 2020 Calls @ 310.00		5			131,490	145
September 18, 2020 Calls @ 320.00 **		2			52,596	438
					184,086	583

Apple Inc.
September 18, 2020 Calls @ 380.00		5			182,400	7,575
October 16, 2020 Calls @ 400.00		5			182,400	5,785
					364,800	13,360

Applied Materials, Inc.
October 16, 2020 Calls @ 65.00		23			139,035	8,050
October 16, 2020 Calls @ 72.50		11			66,495	1,650
					205,530	9,700

AT&T Inc.
September 18, 2020 Calls @ 35.00		50			151,150	1,100

Automatic Data Processing, Inc.
July 17, 2020 Calls @ 155.00		8			119,112	1,280
August 21, 2020 Calls @ 165.00		4			59,556	740
					178,668	2,020

BlackRock, Inc.
July 17, 2020 Calls @ 580.00		3			163,227	660
September 18, 2020 Calls @ 600.00 **		2			108,818	2,560
					272,045	3,220

Cisco Systems, Inc.
September 18, 2020 Calls @ 50.00		20			93,280	2,360
October 16, 2020 Calls @ 52.50		50			233,200	3,750
					326,480	6,110

CME Group Inc.
July 17, 2020 Calls @ 200.00 **		6			97,524	120
September 18, 2020 Calls @ 190.00		3			48,762	360
					146,286	480

Costco Wholesale Corp.
October 16, 2020 Calls @ 350.00		9			272,889	1,377
October 16, 2020 Calls @ 365.00		9			272,889	738
					545,778	2,115

Eaton Corporation plc (Ireland)
July 17, 2020 Calls @ 90.00		15			131,220	2,475
August 21, 2020 Calls @ 97.50 **		8			69,984	1,360
					201,204	3,835

Exxon Mobil Corporation
September 18, 2020 Calls @ 55.00		35			156,520	2,205

General Dynamics Corporation
July 17, 2020 Calls @ 160.00		9			134,514	675
August 21, 2020 Calls @ 170.00		4			59,784	460
					194,298	1,135

Intel Corporation
September 18, 2020 Calls @ 70.00		14			83,762	812
October 16, 2020 Calls @ 72.50		40			239,320	2,160
					323,082	2,972

Intercontinental Exchange, Inc.
September 18, 2020 Calls @ 100.00		7			64,120	987
September 18, 2020 Calls @ 105.00		13			119,080	741
					183,200	1,728
Johnson & Johnson
September 18, 2020 Calls @ 160.00		15			210,945	1,095
October 16, 2020 Calls @ 160.00		7			98,441	686
					309,386	1,781

Lam Research Corporation
July 17, 2020 Calls @ 310.00		12			388,152	26,952
September 18, 2020 Calls @ 375.00		4			129,384	4,200
					517,536	31,152
Medtronic, plc. (Ireland)
July 17, 2020 Calls @ 105.00		15			137,550	45

Merck & Co. Inc.
September 18, 2020 Calls @ 82.50		7			54,131	1,106

Nike Inc. Class B
August 21, 2020 Calls @ 105.00		10			98,050	1,840
October 16, 2020 Calls @ 115.00		20			196,100	2,740
					294,150	4,580

Philip Morris International, Inc.
September 20, 2020 Calls @ 80.00		20			140,120	1,700
September 20, 2020 Calls @ 82.50		20			140,120	1,100
					280,240	2,800

Phillips 66
August 21, 2020 Calls @ 85.00		20			143,800	1,960

Procter & Gamble Co.
October 16, 2020 Calls @ 125.00		15			179,355	5,175
October 16, 2020 Calls @ 135.00		15			179,355	1,515
					358,710	6,690

Prologis, Inc.
August 21, 2020 Calls @ 100.00		16			149,328	3,040
August 21, 2020 Calls @ 105.00		7			65,331	504
					214,659	3,544

Public Storage
September 18, 2020 Calls @ 220.00 **		3			57,567	750

Raytheon Company
September 18, 2020 Calls @ 75.00		25			154,050	2,975

Sempra Energy
October 16, 2020 Calls @ 140.00		15			175,845	1,425
October 16, 2020 Calls @ 145.00 **		15			175,845	900
					351,690	2,325

Southern, Co.
July 17, 2020 Calls @ 60.00		30			155,550	180
August 21, 2020 Calls @ 55.00		25			129,625	2,450
					285,175	2,630

Target Corporation
July 17, 2020 Calls @ 130.00		15			179,895	360
October 16, 2020 Calls @ 140.00		11			131,923	1,540
					311,818	1,900

Texas Instruments Incorporated
September 18, 2020 Calls @ 145.00 **		5			63,485	775

The Allstate Corporation
July 17, 2020 Calls @ 105.00		12			116,388	432
October 16, 2020 Calls @ 110.00 **		6			58,194	1,332
					174,582	1,764

The Charles Schwab Corporation
September 18, 2020 Calls @ 42.00		15			50,610	645

The PNC Financial Services Group, Inc.
July 17, 2020 Calls @ 130.00 **		12			126,252	396

The Progressive Corporation
July 17, 2020 Calls @ 82.50		15			120,165	1,800
August 21, 2020 Calls @ 85.00 **		15			120,165	3,225
					240,330	5,025

The Walt Disney Company
September 18, 2020 Calls @ 135.00		16			178,416	1,760
September 18, 2020 Calls @ 145.00		16			178,416	800
					356,832	2,560

Union Pacific Corporation
September 18, 2020 Calls @ 190.00		8			135,256	1,928

UnitedHealth Group, Inc.
September 18, 2020 Calls @ 330.00		4			117,980	2,080

Valero Energy Corporation
September 18, 2020 Calls @ 70.00		25			147,050	3,625

Total (Premiums Received $128,555)					$ 9,050,092	$ 144,087

* Non-Income Producing Security.
** ADR - American Depositary Receipt.
*** The Yield shown represents the 7-day yield at June 30, 2020.

1. SECURITY TRANSACTIONS

For Federal income tax purposes, the cost of securities owned at June 30, 2020, was $31,680,235 and premiums received from options written was $128,555. At June 30, 2020, the composition of gross unrealized appreciation (the excess of value over tax cost) and depreciation (the excess of tax cost over value) of investments (including open positions in options written) was as follows:

		Unrealized Gain			$ 6,252,310
		Unrealized Loss			(1,632,817)
		Unrealized Gain			$ 4,619,493

2. SECURITIES VALUATIONS

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

FAIR VALUE MEASUREMENTS

A description of the valuation techniques applied to the Fund’s major categories of assets measured at fair value on a recurring basis follows.

Equity securities (common stocks including ADRs and REITs). Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair value of such securities. Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price. Generally, if the security is traded in an active market and is valued at the last sale price, the security is categorized as a level 1 security, and if an equity security is valued by the pricing service at its last bid, it is generally categorized as a level 2 security. When market quotations are not readily available, when the Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when restricted securities are being valued, such securities are valued as determined in good faith by the Adviser, subject to review of the Board of Trustees (the “Trustees” or the “Board”) and are categorized in level 2 or level 3, when appropriate.

Money market funds. Money market funds are valued at net asset value provided by the funds and are classified in level 1 of the fair value hierarchy.

Short positions (including options written). Short positions that are traded on any exchange or on the NASDAQ over-the-counter market are valued at the last quoted sale price. To the extent these short positions are actively traded and valuation adjustments are not applied, they are classified in level 1 of the fair value hierarchy. Lacking a last sale price, a short position, including a written option, is valued at its last ask price except when, in the Adviser’s opinion, the last ask price does not accurately reflect the current value of the short position. When an ask price is used for valuation or when the security is not actively traded, those securities are generally categorized in level 2 of the fair value hierarchy.

In accordance with the Trust’s good faith pricing guidelines, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. There is no single standard for determining fair value, since fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

The following table summarizes the inputs used to value the Fund’s assets measured at fair value as of June 30, 2020:

Valuation Inputs of Assets		Level 1	Level 2		Level 3	Total
Common Stocks		$ 30,591,190	$ -		$ -	$ 30,591,190
Real Estate Investment Trusts		1,172,459	-		-	1,172,459
Money Market Funds		4,551,611	-		-	4,551,611
Total		$ 36,315,260	$ -		$ -	$ 36,315,260

Valuation Inputs of Liabilities		Level 1	Level 2		Level 3	Total
Options Written		$ 131,631	$ 12,456	#		$ 144,087
Total		$ 131,631	$ 12,456		$ -	$ 144,087

3. OPTIONS WRITTEN

As of June 30, 2020, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.

The Fund’s use of options written exposes it to equity risk. In addition, the selling of covered call options may tend to reduce volatility of the Fund because the premiums received from selling the options will reduce any losses on the underlying securities, but only by the amount of the premiums. However, selling the options may also limit the Fund’s gain on the underlying securities. Call options written expose the Fund to minimal counterparty risk since they are exchange-traded and the exchange’s clearing house guarantees the options against default.

At June 30, 2020, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in a liability position and whose primary underlying risk exposure is equity price risk was $9,050,092.